Risk Management - Disclosure of management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,518,454)	£ (1,491,765)
Proportion of Management adjustments to total impairment allowance	6.40%	4.10%
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,727	£ 5,532
Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	2.10%	6.70%
Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card Portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 200	£ 300
Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5,727	5,532
Total impairment allowance | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	240	496
Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5,358	5,304
Impairment allowance pre management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	235	463
ECL collectively assessed | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,358	4,737
ECL from individually assessed impairments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	672	461
ECL from benchmarked exposures and others | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	542	358
Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	369	228
Management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5	33
Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	115	78
Economic uncertainty adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5	0
Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	254	150
Other adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	33
Total loans and advances at amortised cost including debt securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(429,998)	(414,483)
Total loans and advances at amortised cost including debt securities | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5,311	5,093
Total loans and advances at amortised cost including debt securities | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(395,801)	(370,812)
Total loans and advances at amortised cost including debt securities | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	904	950
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(29,318)	(38,636)
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,717	1,762
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,879)	(5,035)
Total loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	115	78
Total loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	37	33
Total loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	72	28
Total loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	6	17
Loans and advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (361,523)	£ (346,273)
Proportion of Management adjustments to total impairment allowance	6.50%	4.30%
Loans and advances | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 236	£ 489
Loans and advances | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	8.90%	11.90%
Loans and advances | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	4.90%	(0.60%)
Loans and advances | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 891	£ 938
Loans and advances | Stage 1 | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	66	99
Loans and advances | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,708	1,751
Loans and advances | Lifetime expected credit losses | Stage 2 | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	126	226
Loans and advances | Lifetime expected credit losses | Stage 3 | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	44	164
Loans and advances | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5,705	5,509
Loans and advances | Total impairment allowance | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,149	2,151
Loans and advances | Total impairment allowance | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,556	3,358
Loans and advances | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5,337	5,274
Loans and advances | Impairment allowance pre management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,957	1,895
Loans and advances | Impairment allowance pre management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,380	3,379
Loans and advances | ECL collectively assessed | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,300	4,700
Loans and advances | ECL from individually assessed impairments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	700	500
Loans and advances | ECL from benchmarked exposures and others | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	600	400
Loans and advances | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	368	235
Loans and advances | Management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	192	256
Loans and advances | Management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	176	(21)
Loans and advances | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	114	78
Loans and advances | Economic uncertainty adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	39	78
Loans and advances | Economic uncertainty adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	75	0
Loans and advances | Economic uncertainty adjustments | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	36	33
Loans and advances | Economic uncertainty adjustments | Stage 1 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	23	33
Loans and advances | Economic uncertainty adjustments | Stage 1 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	13	0
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	72	28
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	10	28
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	62	0
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	6	17
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	6	17
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Loans and advances | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	254	157
Loans and advances | Other adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	153	178
Loans and advances | Other adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	101	(21)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(177,333)	(168,061)
Retail mortgages | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 117	£ 187	£ 583
Retail mortgages | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	16.50%	67.70%
Retail mortgages | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	3.80%	0.00%
Retail mortgages | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 17	£ 38	50
Retail mortgages | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	16	62	105
Retail mortgages | Total impairment allowance | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	91	158
Retail mortgages | Total impairment allowance | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	26	29
Retail mortgages | Impairment allowance pre management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	76	51
Retail mortgages | Impairment allowance pre management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	25	29
Retail mortgages | Management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	15	107
Retail mortgages | Management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	0
Retail mortgages | Economic uncertainty adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	36
Retail mortgages | Economic uncertainty adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Economic uncertainty adjustments | Stage 1 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	7
Retail mortgages | Economic uncertainty adjustments | Stage 1 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	18
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	11
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Other adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	15	71
Retail mortgages | Other adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	0
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(36,952)	(34,779)
Retail credit cards | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 3,329	£ 3,307	3,486
Retail credit cards | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	0.00%	(2.90%)
Retail credit cards | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	4.50%	(0.90%)
Retail credit cards | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 566	£ 553	523
Retail credit cards | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,194	1,247	1,630
Retail credit cards | Total impairment allowance | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	761	765
Retail credit cards | Total impairment allowance | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,623	2,608
Retail credit cards | Impairment allowance pre management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	761	787
Retail credit cards | Impairment allowance pre management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,505	2,631
Retail credit cards | Management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(22)
Retail credit cards | Management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	118	(23)
Retail credit cards | Economic uncertainty adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	31	0
Retail credit cards | Economic uncertainty adjustments | Stage 1 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Economic uncertainty adjustments | Stage 1 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	31	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Other adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(22)
Retail credit cards | Other adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	87	(23)
Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(13,914)	(13,808)
Retail other | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 517	£ 410	353
Retail other | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	17.30%	23.20%
Retail other | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	0.00%	14.30%
Retail other | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 101	£ 138	59
Retail other | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	183	111	118
Retail other | Total impairment allowance | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	491	388
Retail other | Total impairment allowance | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	27	28
Retail other | Impairment allowance pre management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	406	298
Retail other | Impairment allowance pre management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	27	24
Retail other | Management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	85	90
Retail other | Management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	4
Retail other | Economic uncertainty adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Economic uncertainty adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Economic uncertainty adjustments | Stage 1 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Economic uncertainty adjustments | Stage 1 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Other adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	85	90
Retail other | Other adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	4
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(133,324)	(129,625)
Corporate loans | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,326	£ 1,166	1,299
Corporate loans | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	11.40%	9.60%
Corporate loans | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	6.50%	(0.30%)
Corporate loans | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 207	£ 209	287
Corporate loans | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	315	331	£ 414
Corporate loans | Total impairment allowance | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	806	840
Corporate loans | Total impairment allowance | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	880	693
Corporate loans | Impairment allowance pre management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	714	759
Corporate loans | Impairment allowance pre management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	823	695
Corporate loans | Management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	92	81
Corporate loans | Management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	57	(2)
Corporate loans | Economic uncertainty adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	39	42
Corporate loans | Economic uncertainty adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	44	0
Corporate loans | Economic uncertainty adjustments | Stage 1 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	23	26
Corporate loans | Economic uncertainty adjustments | Stage 1 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	13	0
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	10	10
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	31	0
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	6	6
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Corporate loans | Other adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	53	39
Corporate loans | Other adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13	£ (2)
Debt securities at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	4.50%	(30.40%)
Debt securities at amortised cost | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 22	£ 23
Debt securities at amortised cost | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	21	30
Debt securities at amortised cost | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	(7)
Debt securities at amortised cost | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	0
Debt securities at amortised cost | Economic uncertainty adjustments | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	0
Debt securities at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Debt securities at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Debt securities at amortised cost | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(7)
Cash collateral and settlements | Management adjustments | Accumulated impairment | Barclays Investment Bank | Other financial assets subject to impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	(1)
Reverse repurchase agreements and other similar secured lending at amortised cost | Management adjustments | Accumulated impairment | Barclays Investment Bank | Other financial assets subject to impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	(2)
Fair value through other comprehensive income | Management adjustments | Accumulated impairment | Barclays Investment Bank | Other financial assets subject to impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ (2)